Commitments (Details Narrative)	1 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended	8 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 25, 2024 USD ($)	Mar. 31, 2023 USD ($)	May 13, 2022 USD ($)	Apr. 29, 2022 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Aug. 31, 2023 USD ($)	Aug. 18, 2023 USD ($)	Sep. 30, 2023 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services											$ 30,840,000	$ 61,390,000	$ 43,211,000
Operating lease income											14,367,000
Depreciation, right-of-use assets											311,000	327,000	206,000
Interest expense on lease liabilities											28,000	54,000	52,000
Current lease liabilities											188,000	321,000
Non-current lease liabilities											0	188,000
Right-of-use assets											182,000	493,000
Payment of lease liability - principal and Interest Paid											339,000	341,000	314,000
Instalment amount											19,074,000	28,172,000	(0)
Calypso Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type				bulk carrier
Vessel Capacity				64,000
Consideration amount				$ 37,500,000
Instalment amount	$ 18,500,000	$ 3,800,000			$ 7,400,000				$ 3,700,000	$ 3,700,000
Daxos Maritime Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type			bulk carrier
Vessel Capacity			64,000
Vessel Delivery Date			during the third quarter of 2024
Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type			bulk carrier
Vessel Capacity			64,000
Vessel Delivery Date			during the fourth quarter of 2024
Daxos Maritime Limited and Paralus Shipholding S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Consideration amount			$ 70,300,000
Instalment amount					$ 13,800,000	$ 6,900,000
Two fuel efficient bulk carrier vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Vessel type								bulk carrier
Vessel Capacity								64,000
Consideration amount							$ 75,500,000
Instalment amount								$ 7,500,000
Vessel Delivery Date								during the second half of 2026
Office Lease Contract [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets											311,000	327,000	206,000
Interest expense on lease liabilities											28,000	54,000	52,000
Current lease liabilities											188,000	321,000
Non-current lease liabilities											0	188,000
Right-of-use assets											182,000	493,000
Payment of lease liability - principal and Interest Paid											349,000	341,000	$ 314,000
Property, plant and equipment subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from rendering of services											16,473,000	18,451,000
Operating lease income											$ 14,367,000	$ 42,939,000